Leases - Future Commitments (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of leases [Line Items]
Total lease payments	$ 86,093	$ 114,787
Amounts representing interest	(10,871)	(15,381)
Present value of net lease payments	75,222	99,406
Current portion of lease obligations	(15,032)	(22,882)
Non-current portion of lease obligations	60,190	76,524
Less than 1 year
Disclosure Of leases [Line Items]
Total lease payments	19,045	27,927
1 - 3 years
Disclosure Of leases [Line Items]
Total lease payments	38,136	41,270
3 - 5 years
Disclosure Of leases [Line Items]
Total lease payments	25,226	31,412
After 5 years
Disclosure Of leases [Line Items]
Total lease payments	$ 3,686	$ 14,178